FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ (134,242)	$ (71,310)
URUGUAY | Commodity contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ 1,350	$ (1,402)
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Nominal Amounts Of Hedging Instrument	$ 6,925	$ 6,189
Hedging instrument, liabilities	$ 878	$ (800)
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution		Citibank U.K.
Nominal Amounts Of Hedging Instrument		$ 401
Hedging instrument, liabilities		$ (34)
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 5,241	$ 4,837
Hedging instrument, liabilities	$ 472	$ (568)